Statement of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income	$ 6,748,069	$ 7,899,035
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	5,845
Dividend income earned on marketable securities held in Trust Account	(7,721,518)	(12,019,932)
Loss on issuance of Forward Purchase Agreements		484,843
Change in fair value of Forward Purchase Agreements		(435,568)
Changes in operating assets and liabilities:
Prepaid expenses	(9,783)	3,435
Prepaid insurance	(205,604)	162,164
Accounts payable and accrued expenses	234,985	2,507,459
Net cash used in operating activities	(948,006)	(1,398,564)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(251,250,000)
Cash withdrawn from Trust Account in connection with redemption		246,916,015
Net cash provided by (used in) investing activities	(251,250,000)	246,916,015
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	245,600,000
Proceeds from sale of private placements warrants	7,650,000
Proceeds from convertible promissory note – related party		1,200,000
Repayment of promissory note – related party	(179,665)
Refund of offering costs included in accrued offering costs	75,000
Payment of offering costs	(671,664)	(75,000)
Redemption of ordinary shares		(246,916,015)
Net cash (used in) provided by financing activities	252,473,671	(245,791,015)
Net Change in Cash	275,665	(273,564)
Cash – Beginning of period		275,665
Cash – End of period	275,665	2,101
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	11,000
Prepaid services contributed by Sponsor in exchange for issuance of Class B ordinary shares	8,155
Deferred offering costs paid through promissory note – related party	179,213
Accretion of Class A ordinary shares to redemption value	29,242,197	12,019,932
Deferred underwriting fee payable	13,100,000
Forfeiture of Founder Shares	8
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 5,845